Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 12,570	$ 13,939
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,570
Performance share units	21,239
Financial liabilities and contractual commitments, undiscounted cash flows	33,809
Non-Derivative Financial Instrument [Member] | 2022 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,570
Performance share units	14,566
Financial liabilities and contractual commitments, undiscounted cash flows	27,136
Non-Derivative Financial Instrument [Member] | 2023-2024 [member]
Non-derivative financial liabilities
Performance share units	6,673
Financial liabilities and contractual commitments, undiscounted cash flows	$ 6,673